SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Stock option activity
Expiry Date	Exercise Price	January 1, 2020	Granted	Exercised	Cancelled	March 31, 2020
February 14, 2027	$US0.006	—	10,000,000	—	—	10,000,000